                      THE PAYDEN & RYGEL INVESTMENT GROUP

      SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2004



IN THE STATEMENT OF ADDITIONAL INFORMATION UNDER THE SECTION ENTITLED "MANAGEMENT OF THE GROUP," THE SUBSECTION ENTITLED "TRUSTEES AND OFFICERS," THE CHART ENTITLED "FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2003," THE INFORMATION ON SHARE OWNERSHIP BY THE "INTERESTED TRUSTEES" CONTAINED CERTAIN ERRORS. THE FOLLOWING IS THE CORRECT INFORMATION FOR THE SHARE OWNERSHIP BY THE "INTERESTED TRUSTEES" IN THE CHART "FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2003":

                                                                 AGGREGATE DOLLAR RANGE
                                      DOLLAR RANGE OF FUND           OF SHARES OWNED IN
"INTERESTED TRUSTEES"                      SHARES OWNED              ALL PAYDEN FUNDS
                                      --------------------       ----------------------
CHRISTOPHER N. ORNDORFF                                               OVER $100,000
     SMALL CAP LEADERS FUND              OVER $100,000
     U.S. GROWTH LEADERS FUND            OVER $100,000

JOAN A. PAYDEN                                                        OVER $100,000
     CALIFORNIA MUNICIPAL INCOME         OVER $100,000
       FUND
     GROWTH & INCOME FUND                OVER $100,000
     LIMITED MATURITY FUND               OVER $100,000
     SMALL CAP LEADERS FUND              OVER $100,000
     TAX EXEMPT BOND FUND                OVER $100,000
     U.S. GROWTH LEADERS FUND            OVER $100,000
     BUNKER HILL MONEY MARKET            OVER $100,000
       FUND
     HIGH INCOME FUND                    OVER $100,000
     EMERGING MARKETS BOND FUND          OVER $100,000
     GNMA FUND                           OVER $100,000

MARY BETH SYAL                                                        $10,001 - $50,000
     CALIFORNIA MUNICIPAL INCOME         $10,001 - $50,000
       FUND
     HIGH INCOME FUND                    $ 1 - $10,000


   THE DATE OF THIS SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION IS
                                 MARCH 17, 2004